Consolidated Balance Sheets - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 20,902,282	$ 14,214,160
Trade and other receivables	1,074,325	789,354
Inventories	76,927	91,390
Other current assets	182,580	97,845
Total current assets	22,236,114	15,192,749
Non-current assets
Right-of-use assets	180,528	397,945
Property, plant and equipment	457,178	42,285
Other non-current assets	97,868
Total non-current assets	735,574	440,230
Total assets	22,971,688	15,632,979
Current liabilities
Trade and other payables	760,350	723,724
Deferred income	635
Provisions	464,770	432,933
Lease liabilities	179,626	240,915
Total current liabilities	1,405,381	1,397,572
Non-current liabilities
Provisions	8,860	1,927
Borrowing		52,252
Lease liabilities	24,412	188,621
Total non-current liabilities	33,272	242,800
Total liabilities	1,438,653	1,640,372
Net assets	21,533,035	13,992,607
EQUITY
Contributed equity	153,574,974	140,111,073
Reserves	11,033,279	9,928,571
Accumulated losses	(143,075,218)	(136,047,037)
Total equity	$ 21,533,035	$ 13,992,607